Summary Prospectus May 1, 2017

Natixis Oakmark Fund
Ticker Symbol: Class A (NEFOX), Class C (NECOX), Class N (NOANX), Class T (NOKTX) and Class Y (NEOYX)

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund online at ngam.natixis.com/us/fund-documents. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ngam.natixis.com. The Fund's Prospectus and Statement of Additional Information, each dated May 1, 2017, as may be revised or supplemented from time to time, are incorporated by reference into this Summary Prospectus.

Investment Goal

The Fund seeks long-term capital appreciation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section "How Sales Charges Are Calculated" on page 70 of the Prospectus, in Appendix A to the Prospectus and on page 117 in the section "Reduced Sales Charges" of the Statement of Additional Information ("SAI").

Shareholder Fees

(fees paid directly from your investment)	Class A	Class C	Class N	Class T	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	2.50%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None *	1.00%	None	None	None
Redemption fees	None	None	None	None	None

* A 1.00% contingent deferred sales charge ("CDSC") may apply to certain purchases of Class A shares of $1,000,000 or more that are redeemed within eighteen months of the date of purchase.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class N		Class T		Class Y
Management fees	0.69%	0.69%	0.69%		0.69%		0.69%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%		0.25%		0.00%
Other expenses	0.24%	0.24%	0.12	% [1]	0.24	% [1]	0.23%
Total annual fund operating expenses	1.18%	1.93%	0.81%		1.18%		0.92%
Fee waiver and/or expense reimbursement [2],3	0.00%	0.00%	0.00%		0.00%		0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.18%	1.93%	0.81%		1.18%		0.92%

1 Other expenses are estimated for the current fiscal year.

2 The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.30%, 2.05%, 1.00%, 1.30% and 1.05% of the Fund's average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

3 NGAM Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The

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Fund Summary

example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$688	$928	$1,187	$1,924
Class C	$296	$606	$1,042	$2,254
Class N	$83	$259	$450	$1,002
Class T	$367	$615	$883	$1,646
Class Y	$94	$293	$509	$1,131

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$196	$606	$1,042	$2,254

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 16% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund primarily invests in common stocks of U.S. companies. The Fund generally invests in securities of larger capitalization companies in any industry. Harris Associates L.P. ("Harris Associates") uses a value investment philosophy in selecting equity securities, including common stocks. This philosophy is based upon the belief that, over time, a company's stock price converges with the company's true business value. By "true business value," Harris Associates means its estimate of the price a knowledgeable buyer would pay to acquire the entire business. Harris Associates believes that investing in securities priced significantly below their true business value presents the best opportunity to achieve the Fund's investment objectives.

Harris Associates uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values. In assessing such companies, Harris Associates looks for the following characteristics, although not all of the companies selected will have these attributes: (1) free cash flows and intelligent investment of excess cash; (2) earnings that are growing and are reasonably predictable; and (3) high level of manager ownership.

Once Harris Associates identifies a stock that it believes is selling at a significant discount to Harris Associates' estimate of intrinsic value and that the issuer has one or more of the additional qualities mentioned above, Harris Associates generally will consider buying that security for the Fund. Harris Associates usually sells a security when the price approaches its estimated worth or the issuer's fundamentals change. Harris Associates monitors each holding and adjusts its price targets as warranted to reflect changes in the issuer's fundamentals. The Fund's portfolio typically holds 30 to 60 stocks.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Focused Investment Risk: Because the Fund may invest in a small number of industries or securities, it may have more risk because the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

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Fund Summary

Risk/Return Bar Chart and Table

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average annual returns for the one-year, five-year and ten-year periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund's shares. A sales charge will reduce your return.

Total Returns for Class Y Shares

Highest Quarterly Return: Second Quarter 2009, 24.26% Lowest Quarterly Return: Fourth Quarter 2008, -26.95%

Average Annual Total Returns
(for the periods ended December 31, 2016)	Past 1 Year	Past 5 Years	Past 10 Years
Class Y - Return Before Taxes	18.69%	15.34%	6.75%
Return After Taxes on Distributions	17.56%	13.89%	6.00%
Return After Taxes on Distributions and Sale of Fund Shares	11.35%	12.19%	5.35%
Class A - Return Before Taxes	11.55%	13.69%	5.81%
Class C - Return Before Taxes	16.45%	14.19%	5.65%
Class T - Return Before Taxes	15.43%	14.46%	6.18%
S&P 500® Index	11.96%	14.66%	6.95%

The Fund did not have Class N or Class T shares outstanding during the periods shown above. The returns of Class N and Class T shares would have been substantially similar to the returns of the Fund's other share classes because they would have been invested in the same portfolio of securities and would only differ to the extent the other share classes did not have the same expenses. Performance of Class T shares shown above is that of Class A shares, which have the same expenses as Class T shares, restated to reflect the different sales load applicable to Class T shares. Prior to May 1, 2017, Total Returns in the bar chart and Return After Taxes on Distributions and Return After Taxes on Distributions & Sale of Fund Shares in the table were presented for Class A shares; such returns are now presented for Class Y shares, the largest share class in the Natixis Fund Complex.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors")

Subadviser

Harris Associates L.P.

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Fund Summary

Portfolio Managers

William C. Nygren, CFA®, Vice President, Chief Investment Officer, U.S. Equity and portfolio manager of Harris Associates, has served as co-manager of the Fund since 2014.

Kevin G. Grant, CFA®, Co-Chairman, portfolio manager and analyst of Harris Associates, has served as co-manager of the Fund since 2014.

M. Colin Hudson, CFA®, Vice President, portfolio manager and analyst of Harris Associates, has served as co-manager of the Fund since 2014.

Michael J. Mangan, CFA®, CPA, portfolio manager of Harris Associates, served as co-manager of the Fund from 2002 until February 2014 and since August 2014.

Purchase and Sale of Fund Shares

Class A and C Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds' Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts using the Natixis Funds' prototype document (direct accounts, not held through intermediary)	$500	$100

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for certain retirement plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares. In its sole discretion, NGAM Distribution, L.P. may waive the investment minimum requirement for accounts as to which the relevant financial intermediary has provided assurances, in writing, that the accounts will be held in omnibus fashion beginning no more than two years following the establishment date of such accounts in Class N.

Class T Shares

Class T shares of the Fund may only be purchased by investors who are investing through an authorized third party, such as a broker-dealer or other financial intermediary, that has entered into a selling agreement with NGAM Distribution, L.P. Investors may not hold Class T shares directly with the Fund. Class T shares are subject to a minimum initial investment of $2,500 and a minimum subsequent investment of $100.  Not all financial intermediaries make Class T shares available to their clients.

Class Y Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

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Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

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Wrap Fee Programs of certain broker-dealers, the advisers or NGAM Distribution, L.P. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

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Certain Retirement Plans.

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Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

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Clients of a Registered Investment Advisers where the Registered Investment Adviser Receives an advisory, management or consulting fee.

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Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. See the section "How Fund Shares are Priced" for details.

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Fund Summary

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website  for more information.

UHLCV77-0517

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